Share Capital - Schedule of Regarding the RSUs Issued (Details) - Restricted Stock Units [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2026 € / shares	Dec. 31, 2025 € / shares
Schedule of Regarding the RSUs Issued [Line Items]
Number of Units, Beginning Balance	1,727,742	1,780,328
Weighted Average Grant Date Fair Value Per Share, Beginning Balance	€ 0.22	€ 0.22
Number of Units, Granted
Weighted Average Grant Date Fair Value Per Share, Granted
Number of Units, Vested
Weighted Average Grant Date Fair Value Per Share, Vested
Number of Units, Forfeited		(52,586)
Weighted Average Grant Date Fair Value Per Share, Forfeited
Number of Units, Ending Balance	1,727,742	1,727,742
Weighted Average Grant Date Fair Value Per Share, Ending Balance	€ 0.22	€ 0.22